E
                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07038
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                    THE MONEY MARKET PORTFOLIOS
                    ---------------------------
        (Exact name of registrant as specified in charter)

          ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
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       (Address of principal executive offices) (Zip code)

   CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
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              (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
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Date of fiscal year end: 6/30
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Date of reporting period:  9/30/08
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Item 1. Schedule of Investments.



The Money Market Portfolios

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2008 (UNAUDITED)

THE MONEY MARKET PORTFOLIO                                                           PRINCIPAL AMOUNT        VALUE
--------------------------                                                           ----------------   --------------
    INVESTMENTS 99.8%
    BANK NOTES 4.2%
    Bank of America NA, 2.85%, 10/14/08 ..........................................     $275,000,000     $  275,000,984
    Wells Fargo Bank NA, 2.58%, 10/17/08 .........................................      100,000,000        100,000,000
                                                                                                        --------------
    TOTAL BANK NOTES (COST $375,000,984) .........................................                         375,000,984
                                                                                                        --------------
    CERTIFICATES OF DEPOSIT 41.1%
    Abbey National Treasury Service, Stamford Branch, 2.73%, 11/06/08 ............      300,000,000        300,001,490
    ABN Amro Bank NV, Chicago Branch, 2.46%, 10/17/08 ............................      299,500,000        299,500,000
    Australia and New Zealand Banking Group Ltd., New York Branch,
       2.79%, 10/15/08 ...........................................................      125,000,000        125,000,481
    Australia and New Zealand Banking Group Ltd., New York Branch,
       2.79%, 10/23/08 ...........................................................      108,500,000        108,501,316
    Australia and New Zealand Banking Group Ltd., New York Branch,
       2.63%, 11/06/08 ...........................................................       75,000,000         75,000,000
    Bank of Ireland, Connecticut Branch, 2.68%, 11/07/08 .........................      300,000,000        300,003,070
    Bank of Montreal, Chicago Branch, 2.51%, 10/02/08 ............................      300,000,000        300,000,083
    Banque Nationale De Paris, New York Branch, 2.77%, 11/17/08 ..................      350,000,000        350,000,000
    Barclays Bank PLC, New York Branch, 2.80%, 10/27/08 ..........................      275,000,000        275,000,000
    Calyon NY, New York Branch, 2.90%, 10/01/08 ..................................      275,000,000        275,000,000
    Commonwealth Bank of Australia, New York Branch, 2.70%, 10/15/08 .............      100,000,000        100,000,000
    Dexia Credit Local NY, New York Branch, 2.84%, 11/05/08 ......................      300,000,000        300,000,000
    National Australia Bank, New York Branch, 2.82%, 12/18/08 ....................      300,000,000        300,000,000
    Svenska Handelsbanken, New York Branch, 2.72%, 12/05/08 ......................      299,750,000        299,750,000
    Westpac Banking Corp., New York Branch, 2.72%, 11/26/08 ......................      250,000,000        250,000,000
                                                                                                        --------------
    TOTAL CERTIFICATES OF DEPOSIT (COST $3,657,756,440) ..........................                       3,657,756,440
                                                                                                        --------------
(a) COMMERCIAL PAPER 36.6%
    BP Capital Markets PLC, 11/25/08 .............................................      125,000,000        124,608,507
    Chevron Texaco Corp., 10/17/08 ...............................................       90,000,000         89,908,000
    Coca-Cola Co., 10/16/08 ......................................................      100,000,000         99,914,583
    Coca-Cola Co., 10/20/08 ......................................................      100,000,000         99,891,278
    Coca-Cola Co., 11/04/08 ......................................................      100,000,000         99,804,500
    Concentrate Manufacturing Co. of Ireland, 10/02/08 ...........................       50,200,000         50,197,157
    Danske Corp., 10/06/08 .......................................................      150,000,000        149,947,708
    General Electric Capital Corp., 3/06/09 ......................................      275,000,000        271,425,000
    ING U.S. Funding LLC, 11/12/08 ...............................................      300,000,000        299,097,000
    Johnson & Johnson, 10/09/08 ..................................................       90,000,000         89,959,200
    Johnson & Johnson, 10/10/08 ..................................................      100,000,000         99,949,000
    Johnson & Johnson, 10/21/08 ..................................................       40,000,000         39,955,556
    Nestle Capital Corp., 10/22/08 ...............................................      149,310,000        149,124,482
    Novartis Finance Corp., 10/16/08 .............................................       60,000,000         59,948,250
    PepsiCo Inc., 10/01/08 .......................................................      100,000,000        100,000,000
    PepsiCo Inc., 10/02/08 - 10/09/08 ............................................       40,000,000         39,989,794
    Pfizer Inc., 10/07/08 ........................................................       95,000,000         94,967,858
    Pfizer Inc., 11/06/08 - 12/02/08 .............................................      169,720,000        169,180,812
    Procter & Gamble Co., 10/02/08 ...............................................       50,000,000         49,997,153
    Province of Ontario, 11/10/08 ................................................      295,000,000        294,314,944
    Province of Ontario, 11/12/08 ................................................        4,685,000          4,673,577
    Toyota Motor Credit Corp., 2/09/09 ...........................................      250,000,000        247,589,236


                     Quarterly Statement of Investments | 5

The Money Market Portfolios

THE MONEY MARKET PORTFOLIO                                                           PRINCIPAL AMOUNT        VALUE
--------------------------                                                           ----------------   --------------
    INVESTMENTS (CONTINUED)
(a) COMMERCIAL PAPER (CONTINUED)
    United Parcel Service of America, 10/01/08 ...................................     $ 27,000,000     $   27,000,000
    U.S. Central Credit Union, 11/03/08 ..........................................      300,000,000        299,298,750
    Wal-Mart Stores Inc., 11/04/08 ...............................................      200,000,000        199,603,333
                                                                                                        --------------
    TOTAL COMMERCIAL PAPER (COST $3,250,345,678) .................................                       3,250,345,678
                                                                                                        --------------
    U.S. GOVERNMENT AND AGENCY SECURITIES 1.1%
(a) FHLB, 10/01/08 ...............................................................       22,540,000         22,540,000
    FHLB, 3.25%, 1/14/09 .........................................................       75,000,000         75,000,000
                                                                                                        --------------
    TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (COST $97,540,000) ...............                          97,540,000
                                                                                                        --------------
    TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS (COST $7,380,643,102) .........                       7,380,643,102
                                                                                                        --------------
(b) REPURCHASE AGREEMENTS 16.8%
    ABN Amro Bank NV, New York Branch, 0.50% - 1.50%, 10/01/08
       (Maturity Value $700,027,083)
       Collateralized by U.S. Government Agency Securities, 3.05% - 4.75%,
          4/24/09 - 4/28/10 and (a) U.S. Government Discount Notes,
          10/30/08 - 10/31/08 ....................................................      700,000,000        700,000,000
    Barclays Capital Inc., 0.10% - 1.75%, 10/01/08 (Maturity Value $700,029,590)
       Collateralized by U.S. Government Agency Securities, 2.65% - 5.25%,
          6/12/09 - 9/23/11 ......................................................      699,999,000        699,999,000
    Deutsche Bank Securities Inc., 0.50%, 10/01/08 (Maturity Value $94,856,317)
       Collateralized by U.S. Treasury Notes, 0.875% - 3.50%, 4/15/10 - 7/15/12 ..       94,855,000         94,855,000
                                                                                                        --------------
    TOTAL REPURCHASE AGREEMENTS (COST $1,494,854,000) ............................                       1,494,854,000
                                                                                                        --------------
    TOTAL INVESTMENTS (COST $8,875,497,102) 99.8% ................................                       8,875,497,102
    OTHER ASSETS, LESS LIABILITIES 0.2% ..........................................                          14,891,987
                                                                                                        --------------
    NET ASSETS 100.0% ............................................................                      $8,890,389,089
                                                                                                        ==============

SELECTED PORTFOLIO ABBREVIATIONS

FHLB - Federal Home Loan Bank

(a)  The security is traded on a discount basis with no stated coupon rate.

(b) At September 30, 2008, all repurchase agreements had been entered into on that date.

                     See Notes to Statement of Investments.


                     6 | Quarterly Statement of Investments

The Money Market Portfolios

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

THE MONEY MARKET PORTFOLIO

1. ORGANIZATION

The Money Market Portfolios (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as a diversified, open-end investment company, consisting of one portfolio, The Money Market Portfolio (Portfolio).

2. SECURITY VALUATION

Securities are valued at amortized cost which approximates market value. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. All security valuation procedures are approved by the Trust's Board of Trustees.

3. INCOME TAXES

At September 30, 2008, the cost of investments for book and income tax purposes was the same.

4. FAIR VALUE MEASUREMENTS

The Portfolio adopted Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, "Fair Value Measurement" (SFAS 157), on July 1, 2008. SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The Portfolio has determined that the implementation of SFAS 157 did not have a material impact on the Portfolio's financial statements.

SFAS 157 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Portfolio's investments and are summarized in the following fair value hierarchy:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)


                     Quarterly Statement of Investments | 7

The Money Market Portfolios

THE MONEY MARKET PORTFOLIO

4. FAIR VALUE MEASUREMENTS (CONTINUED)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as a Level 2.

At September 30, 2008, all of the Portfolio's investments in securities carried at fair value were in Level 2 inputs.

For information on the Portfolio's policy regarding other significant accounting policies, please refer to the Portfolio's most recent semiannual or annual shareholder report.


                     8 | Quarterly Statement of Investments




Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Galen G. Vetter, Chief Executive Officer - Finance and Administration, and Laura F. Fergerson, Chief Financial Officer and Chief Accounting Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE MONEY MARKET PORTFOLIOS

By /S/GALEN G. VETTER
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      Galen G. Vetter
      Chief Executive Officer - Finance and Administration
Date  November 25, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/GALEN G. VETTER
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      Galen G. Vetter
      Chief Executive Officer - Finance and Administration
Date  November 25, 2008



By /S/LAURA F. FERGERSON
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      Laura F. Fergerson
      Chief Financial Officer and Chief Accounting Officer
Date  November 25, 2008